Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 13 – Restatement of Previously Issued Financial Statements

In connection finance lease obligations as discussed in Note 6, the Company issued the lessor an aggregate of 350,000 shares of its common stock as additional incentive for the lessor to enter into the lease agreements. The Company originally accounted for the issuance of the 350,000 shares of common stock as a debt discount to the lease obligation by recording the relative fair value of the common stock as a debt discount that would be amortized to interest expense over the term of the lease obligations. The Company has restated its previously issued financial statements to record the fair value of the 350,000 shares of common stock as an up-front lease payment; and therefore included in the value of the leased vehicles. Increasing the value of the leased vehicles for the value of the 350,000 shares of common stock resulted in the carrying amount of the vehicles exceeding the fair value of the vehicles. Accordingly, the Company has taken an impairment charge of $2,800,000 to reduce the carrying value of the vehicles to fair value. The adjustments to the previously issued financial statements reflect the following:

a.	removal of the debt discount from the financing lease obligation

b.	removal of the amortization of the debt discount to interest expense

c.	record the impairment of the leased vehicles

Consolidated Balance Sheet
As of December 31, 2017

	Previously Filed	Adjustment		As Restated
ASSETS
Current Assets:
Cash	$308,738	$—		$308,738
Prepaid expenses	13,406	—		13,406
Total current assets	322,144	—		322,144
Equipment, net	2,860	—		2,860
Leased assets, net	2,033,482	—		2,033,482
TOTAL ASSETS	$2,358,486	$—		$2,358,486

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$100,000	$—		$100,000
Accrued expenses	31,453	—		31,453
Notes payable, current (net of discount of $48,600)	254,511	—		254,511
Finance lease obligations, current	72,485	482,605	a	555,090
Total current liabilities	458,449	482,605		941,054
Notes payable, net of current portion (net of discount of $54,190)	552,588	—		552,588
Finance lease obligations, net of current portion	674,208	363,993	a	1,038,201
TOTAL LIABILITIES	1,685,245	846,598		2,531,843

Commitments and contingencies	—	—		—

STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock	—	—		—
Common stock	26	—		26
Additional paid-in capital	6,257,225	1,621,964	a,c	7,879,189
Accumulated deficit	(5,584,010)	(2,468,562)	b,c	(8,052,572)
Total stockholders’ equity (deficit)	673,241	(846,598)		(173,357)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$2,358,486	$—		$2,358,486

Consolidated Statement of Operations

For the Year Ended December 31, 2017

	Previously
	Filed	Adjustment		As Restated
Revenue	$235,690	$—		$235,690
Cost of revenue	213,111	—		213,111
Gross profit	22,579	—		22,579

Operating expenses:
Selling and marketing expenses	86,098	—		86,098
Product development	303,555	—		303,555
General and administrative expenses	3,249,659	—		3,249,659
Impairment of leased assets	—	2,800,000	c	2,800,000
Total operating expenses	3,639,312	2,800,000		6,439,312
Loss from operations	(3,616,733)	(2,800,000)		(6,416,733)

Other income (expense):
Interest and financing costs	(523,833)	331,438	b	(192,395)
Change in value of derivative liability	40,265	—		40,265
Total other income (expense)	(483,568)	331,438		(152,130)
Net loss	$(4,100,301)	$(2,468,562)		$(6,568,863)

Weighted average shares outstanding :
Basic	25,297,066	—		25,297,066
Diluted	25,297,066	—		25,297,066
Loss per share
Basic	$(0.16)	$(0.10)		$(0.26)
Diluted	$(0.16)	$(0.10)		$(0.26)

Consolidated Statement of Cash Flows

For the Year Ended December 31, 2017

	Previously
	Filed	Adjustment		As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(4,100,301)	$(2,468,562)		$(6,568,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	82,904	—		82,904
Stock option expense	1,676,476	—		1,676,476
Non-cash financing costs	39,293	—		39,293
Amortization of debt discounts	455,758	(331,438)	b	124,320
Impairment of leased assets	—	2,800,000	c	2,800,000
Change in value of derivative liability	(40,266)	—		(40,266)
Change in operating assets and liabilities:		—
Prepaid expenses	(13,406)	—		(13,406)
Accounts payable	15,966	—		15,966
Accrued expenses	31,453	—		31,453
Net cash used in operating activities	(1,852,123)	—		(1,852,123)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(3,178)	—		(3,178)
Net cash used in investing activities	(3,178)	—		(3,178)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	2,484,199	—		2,484,199
Payment of offering costs	(614,805)	—		(614,805)
Proceeds from convertible note payable	100,000	—		100,000
Repayment of convertible note payable	(113,888)	—		(113,888)
Proceeds from notes payable	887,667	—		887,667
Proceeds from advance from related party	50,000	—		50,000
Repayment of advance from related party	(125,000)	—		(125,000)
Repayment of finance lease obligations	(522,777)	—		(522,777)
Net cash provided by financing activities	2,145,396	—		2,145,396

NET INCREASE IN CASH	290,095	—		290,095
CASH, BEGINNING OF PERIOD	18,643	—		18,643
CASH, END OF PERIOD	$308,738	$—		$308,738

CASH PAID FOR:
Interest	$16,402	$—		$16,402
Income taxes	$—	$—		$—

SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Finance lease obligations	$2,116,068	$—		$2,116,068
Value of equity recorded as debt discounts	$1,368,063	(1,178,036)	a	$190,027